Warrants (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2021 USD ($) shares $ / shares	Aug. 31, 2021 CAD ($) shares $ / shares	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2020 USD ($) shares $ / shares	Aug. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrant | $	$ 6,866,735		$ 3,574,023
Number of warrants, Issued in private placement of convertible debt	224,719	224,719
Fair value of warrants Issued in private placement of convertible debt | $	$ 618,916
Transaction costs | $	$ 341,702
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued on conversion of convertible debt	175,331	175,331
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,452,843		2,405,369	2,405,369	29,318
Fair value of warrants | $	$ 4,868,703		$ 14,135,321	$ 14,135,321	$ 296,795
Number of warrant exercised	(901,060)	(901,060)	(654,543)
Number of warrants, Issued			1,990,890
Number of warrants, Issued on conversion of convertible debt	175,331	175,331
Fair value of warrants issued on conversion of convertible debt | $	$ 1,103,661		$ 5,037,535
Fair value of warrants Issued in private placement of units | $			$ 991,709
Private Placement Units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued			251,277
Convertible Debt [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued	175,331	175,331	1,739,613
Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Expected average life	2 years	2 years
Share price | $ / shares	$ 5.63
Exercise price | $ / shares	$ 15.00
Expected volatility	200.00%	200.00%
Expected dividend yield	0.00%	0.00%
Warrantholders [member]
IfrsStatementLineItems [Line Items]
Number of warrant exercised	901,060	901,060
Proceeds from exercise of warrant | $	$ 6,866,735
Warrants intrinsic value | $	2,134,116
Additional share capital | $	$ 9,000,851
CAD exercise price [member] | Convertible debentures [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.16%	0.16%
Bottom of range [member] | CAD exercise price [member] | Warrantholders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 7.50
Top of range [member] | CAD exercise price [member] | Warrantholders [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 9.75
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,452,843		2,405,369	2,405,369
Fair value of warrants | $	$ 4,868,703		$ 14,135,321	$ 14,135,321
Expected dividend yield	0.00%	0.00%
Proceeds from exercise of warrant | $		$ 13.0
Liability Warrants [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares		$ 8.42		$ 11.65
Liability Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	6 months 10 days	6 months 10 days	2 months 23 days
Expected volatility	70.00%	70.00%	115.00%
Risk free interest rate	0.28%	0.28%	0.23%
Liability Warrants [member] | Bottom of range [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 7.50		7.50
Liability Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	2 years 11 months 8 days	2 years 11 months 8 days	3 years 11 months 8 days
Expected volatility	90.00%	90.00%	136.00%
Risk free interest rate	0.63%	0.63%	0.32%
Liability Warrants [member] | Top of range [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 27.00		205.20
Two thousand nineteen series [member]
IfrsStatementLineItems [Line Items]
Expected volatility			136.00%
Expected dividend yield	0.00%	0.00%
Number of warrants, Issued	175,331	175,331	1,739,613
Number of warrants, Issued on conversion of convertible debt	175,331	175,331	1,739,613
Fair value of warrants issued on conversion of convertible debt | $	$ 1,103,661		$ 5,037,535
Estimate of proceeds if exercised | $	$ 56,000,000.0
Two thousand nineteen series [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 7.50		7.50
Expected dividend yield			0.00%
Two thousand nineteen series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 years 4 months 9 days	3 years 4 months 9 days	3 years 11 months 1 day
Expected volatility	98.50%	98.50%
Risk free interest rate	0.25%	0.25%	0.28%
Two thousand nineteen series [member] | Bottom of range [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares		$ 9.50		7.05
Two thousand nineteen series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 years 10 months 24 days	3 years 10 months 24 days	4 years 10 months 28 days
Expected volatility	136.00%	136.00%
Risk free interest rate	0.54%	0.54%	1.71%
Two thousand nineteen series [member] | Top of range [member] | CAD exercise price [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares		$ 12.33		$ 25.65
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	3,736,296
Number of warrants, Issued on conversion of convertible debt	1,134,305	1,134,305
Number of warrants, Issued in private placement of convertible debt	224,719	224,719
Number of warrants, Issued in private placement of units	2,377,272	2,377,272
Equity Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 years	3 years
Exercise price | $ / shares	$ 15.00
Expected volatility	98.50%	98.50%
Expected dividend yield	0.00%	0.00%
Equity Warrants [member] | Finders [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units	191,387	191,387
Fair value of warrants Issued in private placement of units | $	$ 7,373,806
Contributed surplus | $	6,791,473
Transaction costs | $	$ 582,333
Equity Warrants [member] | Bottom of range [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares	$ 7.79
Risk free interest rate warrant	0.29%	0.29%
Equity Warrants [member] | Top of range [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares	$ 10.00
Risk free interest rate warrant	0.43%	0.43%
2020 Series [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 15.00
Expected volatility	98.50%	98.50%
Expected dividend yield	0.00%	0.00%
Number of warrants, Issued on conversion of convertible debt	1,134,305	1,134,305
Fair value of warrants issued on conversion of convertible debt | $	$ 4,256,114
2020 Series [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 years	3 years
Share price | $ / shares	$ 7.79
Risk free interest rate	0.29%	0.29%
2020 Series [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	3 years 6 months	3 years 6 months
Share price | $ / shares	$ 11.17
Risk free interest rate	0.57%	0.57%
Equity Warrant One [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	224,719
Equity Warrant One [member] | Finders [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units	2,185,885	2,185,885
Fair value of warrants Issued in private placement of units | $	$ 6,603,243
Equity Warrant Two [member]
IfrsStatementLineItems [Line Items]
Number of warrant outstanding	1,868,787
Equity Warrant Two [member] | Finders [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of units	191,387	191,387
Fair value of warrants Issued in private placement of units | $	$ 770,563